General and Administrative Expenses - Schedule of Components of General and Administrative Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 318,424	$ 307,593	$ 1,023,547	$ 1,026,431	$ 1,437,832	$ 1,061,399
Salaries and related [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses					679,593	484,442
Legal [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses					176,180	206,925
Depreciation [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses					4,035	706
Insurance [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses					28,693	23,119
Consulting [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses					232,689	106,264
Professional fees [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses					232,841	149,126
Other [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses					298	41,801
Office expense [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses					$ 83,503	$ 49,016